Fees Summary	Sep. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 645,000
Previously Paid Amount	0.00
Total Fee Amount	89.07
Total Offset Amount	0.00
Net Fee	89.07
Narrative - Max Aggregate Offering Price	$ 645,000
Final Prospectus	true